SEPTEMBER 30, 2009



Volumetric Fund, Inc.
A No-Load Mutual Fund
----------------------                                           3
Third Quarter
Report 2009
















               Volumetric Fund, Inc.

                     (Logo)


















To our shareholders:

	We are delighted to report that Volumetric Fund's net asset value, NAV, advanced 13.1% in the third quarter, bringing our total return to 17.1% for the first nine months of 2009. This was our best third quarter since
1980. Our NAV closed out September at $14.45, up from $12.34 since the beginning of the year. As we indicated in our second quarter report, the market has entered into a new bull phase on June 1, 2009, when all the major indices closed above their 200-day moving average lines.

    The following table compares the Fund's performance to the major market indices since the introduction of the 'Volume and Range' system on 9/1/2000. As you know, one of our main objectives is to outperform the Standard & Poor 500 index. Based on our long term results, we remain enthusiastic about our mathematics based system.

                         Year to        Third           Since
                          Date         Quarter          9/01/00
    Volumetric Fund	  + 17.1%  	+ 13.1%	 	+  18.0%
    S&P 500 Index	  + 17.0	+ 15.0		-  30.5
    Dow Jones Ind.	  + 10.7	+ 15.0		-  13.6
    NYSE Index	 	  + 20.0	+ 17.0	        -   3.4
    NASDAQ	 	  + 34.6        + 15.6          -  49.9

    Since June 30th we have reduced our cash position from 20.1% to a more bullish 11.6%. Our relatively conservative cash position was responsible for the fact that we slightly under performed the indices in the third quarter. The NASDAQ, which is heavily loaded with tech stocks, has done very well year to date. However, it is still down about 50% from its value on September 1, 2000. Meanwhile, Volumetric Fund is up 18% during the same period and outperformed sharply all of the above indices.

    The Volumetric Index, which indicates the value of a hypothetical investment of $10,000 in the Fund on January 1, 1979, with all distributions reinvested, stood at $158,468, as of September 30, 2009. This is equivalent to a 9.4% compounded growth rate since the Fund's first year of operation in 1979. The Comparative Index table in the adjacent column indicates the long term performance of this index, as compared to the S&P 500 and the Dow-Jones indices.

COMPARATIVE INDEX TABLE

    The following table shows the change in value of a $10,000 investment in Volumetric Fund since its inception, January 1, 1979, as measured by the Volumetric Index, in comparison with the Standard & Poor 500 Index and the Dow-Jones Industrials.

		 Volumetric    S&P 500         Dow-Jones
    12/31        Index         Index           Industrials

     9/30/09    158,468	        109,958		113,094
     2008	135,347		 93,981		102,163
     2007	193,237		152,779		154,412
     2006	187,400		138,992    	145,080
     2005	176,228		129,881		133,135
     2004	172,799		126,097		133,949
     2003	152,246		115,692		129,861
     2002	116,682		 91,543		103,621
     2001	133,167		119,486	        124,489
     2000	139,355		137,372		133,986
     1999	141,866		152,872		148,410
     1998	134,918	        127,898		114,054
     1997	121,987	 	100,971	 	 98,238
     1996	103,189		 77,072		 80,102
     1995	 89,336		 64,086		 63,566
     1994	 76,104		 47,786	 	 47,632
     1993	 77,839		 48,533		 46,634
     1992	 76,311		 45,335		 41,007
     1991	 68,902		 43,397		 39,364
     1990	 50,963		 34,539	 	 32,716
     1989	 53,743		 36,770		 34,201
     1988	 46,349		 28,896		 26,938
     1987	 38,637		 25,708		 24,085
     1986	 39,225		 25,197		 23,552
     1985	 36,524	         21,983		 19,213
     1984	 27,696		 17,401		 15,050
     1983	 25,963		 17,161		 15,635
     1982	 21,876		 14,633		 13,000
     1981	 18,712		 12,751		 10,869
     1980	 15,991		 14,125		 11,975
     1979 	 11,630		 11,231		 10,419
     1978	 10,000		 10,000		 10,000

     The Volumetric Index indicates the Fund's total return after expenses were deducted and dividend distributions were reinvested. Unlike the Fund, the S&P 500 and Dow indices are unmanaged. They have no expenses and brokerage costs to affect the results. The market indices do not include reinvested dividends. The table does not reflect the deduction of taxes that a shareholder would pay on distributions.
PORTFOLIO REVIEW

 	During the third quarter, we purchased 26 new securities and sold 17. Currently we have 73 securities. We have 65 gainers and 8 losers. Our average security is up 23.9%. Our best performing one is U.S. Steel, up
112%. The worst is Hess Corp., down 5%.

    The following table shows our ten top performing equities, as of September 30, 2009.

				             % of Total
			        % Gain       Net Assets
1. U.S. Steel			111.8%	        1.93%
2. Dress Barn			 99.9		2.27
3. SPDR Financial ETF		 77.0		3.07
4. Tiffany			 74.1	        1.54
5. Lancaster Colony		 69.2	        1.85
6. Citrix Systems		 68.7	        1.41
7. McKesson	   	         67.1           1.46
8. Mack-Cali Realty	         61.6           1.39
9. Polycom	                 53.8	        1.41
10. Carlisle	                 50.0	        1.05


    Purchases: Altera, AT&T, Autodesk, Baxter International, BJ Wholesale, Boston Scientific, Cisco Systems, ConocoPhillips, Costco, C.R. Bard, DeVry Inc., Exelon, Harris Corp., Hess Corp., L-3 Communications, Lexmark, Lincare Holdings, Mueller Industries, Olin, Panera Bread, Pentair, Procter & Gamble, Ruddick, Stanley Works, Verisign and WW Grainger.

    Sales: Abbott Laboratories, A.O. Smith, Caterpillar, EOG Resources, Entergy, Hanover Insurance Group, ITT Industries, McGraw Hill, Powershares QQQ Trust, Safeway, Sara Lee, Sigma Aldrich, SPDR Homebuilders ETF, SPDR S&P 500 Trust, Steelcase, Teledyne and XTO Energy. Our two most profitable sales were A.O. Smith and SPDR Homebuilders ETF with 46% and 43% gains, respectively.

PROXY VOTING INFORMATION

	Information is available to shareholders who are interested in the Fund's proxy voting record regarding its securities. This information is available without charge upon request. It may be obtained either by calling the Fund's toll-free number, 800-541-3863, or by visiting the SEC's website at www.sec.org.

DIVIDEND NEWS

	Volumetric Fund will declare its annual dividend and capital gain distributions, if any, in late December. The exact date of record, ex-dividend and payment dates will be determined by the Board of Directors. For information regarding projected dividends and distributions please give us a call around mid-December.

OUTLOOK

    As we indicated in our first quarter report, the market bottomed out on March 9, 2009. Also, as noted in our second quarter report, the new bull market was confirmed on June 1, when the major indices closed above their 200-day moving average lines.

    The outlook for Volumetric and the market for the fourth quarter are positive. Barring an outbreak of hostilities in the Middle East, we expect stocks to continue moving higher, although probably at a more moderate pace. Extremely low interest rates in money market funds make stocks more attractive. From the current 9,712, we expect the Dow will reach 10,000 during the fourth quarter and stabilize around that level for a while. Of course, this is still far away from its all time record high of 14,118 which was established on October 15, 2007. With our proven 'Volume and Range' system, we expect similar gains for Volumetric during the rest of the year.

    Thank you for your trust and confidence. Please call us, if you have any questions.


October 9, 2009

    Sincerely,


/s/Gabriel J. Gibs	/s/ Irene J. Zawitkowski

Gabriel J. Gibs		 Irene J. Zawitkowski
Chairman and CEO	 President




	   VOLUMETRIC FUND, INC.
	 STATEMENT OF NET ASSETS
	   September 30, 2009
	      (Unaudited)

Equities:	88.4%	                MARKET
SHARES	COMPANY	                         VALUE
 	Aerospace/Defense: 3.2%
 2,200	L-3 Communications	       $176,704
 3,800	Raytheon	 		182,286
 3,300	United Technologies		201,069
                                      ---------
    					560,059
                                      ---------
	Chemicals: 2.2%
13,500	Olin	 			235,440
 5,000	Pentair	 			147,600
                                      ---------
					383,040
                                      ---------
	Communications: 4.6%
 6,500	AT&T			        175,565
25,000	Earthlink**			210,250
 4,700	Harris	 			176,720
 9,200	Polycom**			246,100
                                      ---------
					808,635
                                      ---------
	Computers/Hardware: 2.3%
 8,000	Cisco Systems**			188,320
 1,800	IBM				215,298
                                      ---------
					403,618
                                      ---------
	Computers/Software: 2.3%
 6,700	Autodesk	                159,460
 6,300	Citrix Systems** 		247,149
                                      ---------
					406,609
                                      ---------
	Consumer Products: 5.4%
 6,600	Hasbro				183,150
 6,300	Lancaster Colony	 	323,001
14,500	Nu-Skin	 			268,685
 3,000	Procter & Gamble		173,760
                                      ---------
					948,596
                                      ---------
	Drugs: 3.3%
10,000	Bristol-Myers Squibb		225,200
 3,100	Johnson & Johnson	 	188,759
10,300	Pfizer	 			170,465
                                      ---------
		 			584,424
                                      ---------
	Educational Services: 1.0%
 3,300	DeVry				182,556
                                      ---------
	Electrical/Semiconductor: 5.2%
 9,000	Altera	 			184,590
10,000	Intel	 			195,700
13,000	Maxim Integated Products	235,820
 8,000	Texas Instruments	        189,520
 1,100	W.W, Grainger	 		 98,296
                                      ---------
  	 	 			903,926
                                      ---------
	Financial Services/Banks: 3.9%
9,000	Bank of America	 		152,280
36,000	SPDR Financial ETF		537,840
                                      ---------
		 			690,120
                                      ---------
`	Foods/Beverage: 4.4%
 3,400	Coca Cola	 		182,580
 9,100	Conagra	 			197,288
 7,000	Flower Foods	 		184,030
 4,100	Molson-Coors Brewing		199,588
                                      ---------
		 			763,486
                                      ---------
	Indexes: 3.5%
29,400	SPDR Technology ETF		613,578
                                      ---------
	Internet Services: 2.2%
 8,000	Verisign**			189,520
11,000	Yahoo**	 			195,910
                                      ---------
		 			385,430
                                      ---------
	Machinery: 4.5%
 3,700 	Parker-Hannifin			191,808
 3,600 	Roper	 			183,528
 4,600 	Stanley Works	 		196,374
 5,600 	Toro	 			222,712
                                      ---------
   	 	 			794,422
                                      ---------



		                         MARKET
SHARES	COMPANY	                         VALUE
	Materials/Metals: 3.7%
10,000 	SPDR Materials ETF	       $309,400
 7,600 	US Steel	   	        337,212
                                      ---------
		 			646,612
                                      ---------
	Medical /Health : 6.8%
 2,000 	Bard C.R.	 		157,220
 3,100 	Baxter International	 	176,731
16,500 	Boston Scientific**		174,735
 7,100 	Lincare Holdings**	 	221,875
 4,300 	McKesson	 		256,065
 4,400 	Owens & Minor	 		199,100
                                      ---------
		 		      1,185,726
                                      ---------
	Misc./Diversified: 3.8%
 5,400 	Carlisle	 		183,114
 2,800 	Danaher**			188,496
 5,600	Mueller Industries		133,672
 3,200	Teleflex			154,592
                                      ---------
		 			659,874
                                      ---------
	Office Equipment: 2.1%
 8,600	Lexmark**			185,244
23,000	Xerox	 			178,020
                                      ---------
		 			363,264
                                      ---------
	Oil/Energy: 4.5%
 3,700	ConocoPhillips	 		167,092
 2,500	Diamond Offshore		238,800
 3,000	Hess			        160,380
 5,000	National Fuel Gas		229,050
                                      ---------
				        795,322
                                      ---------
	Precision Instruments: 2.6%
 8,000	Agilent Technologies**		222,640
 3,300	Becton Coulter	 		227,502
                                      ---------
		 			450,142
                                      ---------
	Railroads: 1.0%
 4,000	Norfolk Southern		172,440
                                      ---------
	Real Estate: 1.4%
 7,500	Mack-Cali Realty		242,475
                                      ---------
	Retail: 7.9%
 4,900	BJ Wholesale**			177,478
 3,700	Costco	 		        208,606
22,100	Dress Barn**			396,253
 3,000	Panera Bread	 		165,000
 6,400	Ruddick	 			170,368
 7,000	Tiffany	 			269,710
                                      ---------
				      1,387,415
                                      ---------
	Transportation: 3.6%
 4,000	C.H. Robinson Worldwide		231,000
10,000	Knight Transportation		167,800
 6,100	Overseas Shipholding		227,957
                                      ---------
					626,757
	Utilities: 2.9%
 5,500	Edison International	 	184,690
 3,400	Exelon	 			168,708
 5,000	Public Service Enterprise Group	157,200
                                      ---------
					510,598
                                      ---------
TOTAL EQUITIES:
(COST:	$12,452,527)		     15,469,124
                                      ---------
CASH EQUIVALENTS & RECEIVABLES: 11.6%
   Cash		                        165,761
   JP Morgan Interest Bearing
		Deposit Acct.	      1,928,262
   Dividends and interest receivable	 12,429
                                      ---------
TOTAL CASH EQUIVALENTS/ RECEIVABLES   2,106,452
                                      ---------
TOTAL ASSETS		 	     17,575,576
   Less liabilities: Payable to broker  (81,678)
                                    ------------
NET ASSETS: 100.0%		    $17,493,898
                                    ===========
VOLUMETRIC SHARES OUTSTANDING	      1,210,863
                                      ---------
NET ASSET VALUE PER SHARE		 $14.45
                                      =========



*   Based on quoted prices in active markets
* * Non-income producing security





Volumetric Fund, Inc.
-------------------
87 Violet Drive
Pearl River, New York 10965
Tel: 845-623-7637
800-541-FUND
www.volumetric.com

Investment Adviser and
Transfer Agent
-------------------
Volumetric Advisers, Inc.
Pearl River, New York

Custodian
----------

J.P. Morgan Chase
New York, New York

Independent Auditors
-------------------
Briggs, Bunting & Dougherty, LLP
Philadelphia, PA

Board of Directors
-------------------
William P. Behrens
Gabriel J. Gibs, Chairman
Joseph Haupl
Raymond T. Mundy
Stephen Samitt
Allan A. Samuels
David L. Seidenberg
Raymond W. Sheridan
Irene J. Zawitkowski


Officers
----------
Gabriel J. Gibs
    Chief Executive Officer, Portfolio Co-Manager
Irene J. Zawitkowski
    President, Portfolio Co-Manager
Jeffrey M. Gibs
    Vice President, Chief Compliance Officer

Our prospectus is available on the Fund's website or by calling the Fund.